S000006647 [Member] Investment Strategy - Loomis Sayles Small Cap Value Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies
Strategy Narrative [Text Block]
The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities of “small-capitalization companies,” including preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Currently, the Fund defines a small-capitalization company to be one whose market capitalization falls within the capitalization range of the Russell 2000® Index, an index that tracks stocks of 2,000 of the smallest U.S. companies. The Fund may invest the rest of its assets in companies of any size, including large-capitalization companies.
In deciding which securities to buy and sell, Loomis Sayles seeks to identify securities of smaller companies that it believes are undervalued by the market using a disciplined bottom-up approach to investing. Utilizing fundamental research, Loomis Sayles seeks to identify those stocks selling at a discount to its assessment of intrinsic value. The Fund’s investments focus on market inefficiencies and may include companies that are misunderstood by other investors; are undergoing a change in the business model or financial structure; or those companies that are not yet well-known to the investment community but are considered to have favorable fundamental prospects and attractive valuation. The portfolio managers analyze fundamental trends across the various industries in the sectors and use this information along with security valuation procedures to determine which stocks they believe are best positioned to outperform the industry or sector. Sell decisions are made when there is a deterioration in fundamentals, a stock reaches a target price or a more attractive opportunity is found.
The Fund may invest up to 20% of its assets in foreign securities, including emerging markets securities. Although certain equity securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if they are included in the U.S. equity indices published by S&P Global Ratings or Russell Investments. The Fund may also invest in real estate investment trusts (“REITs”), securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”) and other privately placed investments such as private equity investments and, to the extent permitted by the Investment Company Act of 1940, and the rules thereunder (the “1940 Act”), investment companies. The Fund may engage, for hedging and investment purposes, in foreign currency transactions (such as forward currency contracts), options and futures transactions.